Cover	Aug. 23, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 23, 2021
Entity File Number	001-39991
Entity Registrant Name	FIFTH WALL ACQUISITION CORP. I
Entity Central Index Key	0001837014
Entity Tax Identification Number	85-4218526
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	6060 Center Drive
Entity Address, Address Line Two	10th Floor
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90045
City Area Code	310
Local Phone Number	858-8878
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	FWAA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false